                                                 NEUBERGER BERMAN


         Neuberger Berman
         Income Funds -Registered Trademark-
         ----------------------------------------------------------
         GOVERNMENT MONEY FUND
         CASH RESERVES                     ANNUAL REPORT
         LIMITED MATURITY BOND FUND        OCTOBER 31, 1999
         HIGH YIELD BOND FUND

TABLE OF CONTENTS


    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHARTS
      COMPARISON OF A $10,000 INVESTMENT
Limited Maturity Bond Fund                         B-1
High Yield Bond Fund                               B-2

    FINANCIAL STATEMENTS                           B-4

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-14
Cash Reserves                                     B-15
Limited Maturity Bond Fund                        B-16
High Yield Bond Fund                              B-17

    REPORT OF INDEPENDENT
    AUDITORS                                      B-19

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                         C-1
Cash Reserves Portfolio                            C-2
Limited Maturity Bond
 Portfolio                                         C-5
High Yield Bond Portfolio                         C-12

    FINANCIAL STATEMENTS                          C-20

    FINANCIAL HIGHLIGHTS
Government Money Portfolio                        C-30
Cash Reserves Portfolio                           C-31
Limited Maturity Bond
 Portfolio                                        C-32
High Yield Bond Portfolio                         C-33

    REPORT OF INDEPENDENT
    AUDITORS                                      C-34

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999

PRESIDENT'S LETTER                                             December 20, 1999

Dear Shareholder,
  Fiscal 1999 was a challenging year for fixed income investors. Although inflation remained modest, market interest rates trended higher and the Federal Reserve took steps to head off any potential inflationary threat. The bond market also had a slight case of the Y2K jitters, which we expect to pass as we enter the new millennium. Finally, bonds suffered from supply/demand imbalances in the market resulting from issuers attempting to take maximum advantage of low interest rates at the beginning of this reporting period. All these factors combined put pressure on bond prices. Of course, one of the great advantages of bonds is that yield can compensate for price declines. We are pleased to report that all of our taxable fixed income funds were able to post positive total returns in a declining market.
  Over the long term, markets are quite rational. Over the short term, however, investor emotion drives markets to extremes. Remarkably, just a little more than a year ago, bond investors were giddy over consensus forecasts for moderate economic growth and subdued inflation -- a "best of all possible worlds" for bonds. Then, with Asia recovering faster than anticipated, European economies regaining momentum, and the U.S. economy picking up steam, the consensus shifted. The surprisingly strong global economy reignited inflationary concerns, excessive optimism gave way to extreme pessimism, and bonds started to retreat.
  At Neuberger Berman, we don't get carried away by emotion. A year ago, we believed bond investors were overconfident. Today, we feel they are unduly depressed. We believe inflationary concerns are already well discounted in the market, as are any reasonably foreseeable Y2K-oriented problems. There is plenty of liquidity in most sectors of the fixed income market and reduced new issuance is helping correct supply/demand imbalances. We can't predict what the Fed will do over the next six months, or the precise impact Fed policy will have on the bond market. However, with attractive nominal and real yields (yield in excess of the prevailing rate of inflation), we believe bonds offer great longer-term value.
  This is not to say that the bond market will reverse course in the immediate future. Right now, investors can't seem to see the forest -- very attractive bond yields -- through all the trees -- the government's latest monthly economic reports and Fed Chairman Greenspan's every utterance. This short-term focus may continue to restrain bond prices. However, from our perspective as long-term investors, we think it is a wonderful opportunity to buy bonds at very attractive valuations.
  What will we be doing to add value to the fixed income investment process in the year ahead? The same things we always do -- seeking to identify undervalued securities in the most fundamentally attractive sectors, and to effectively manage interest rate risk. We are confident this remains the single best method of preserving and enhancing the assets you have entrusted to us.
  NEUBERGER BERMAN GOVERNMENT MONEY FUND AND CASH RESERVES When the stock and bond markets are healthy, cash (government money and money market funds) is said to be trash. In fiscal 1999, trash turned into treasure. Rising interest rates had a negative impact on intermediate and longer-term bond prices and restrained bond fund total returns throughout most of this reporting period. In the summer and early fall, rising rates sparked a significant stock market correction. Through it all, the Neuberger Berman Government Money and Cash Reserves portfolios fulfilled their "port in the storm" role by protecting capital and providing respectable real rates of return. As of October 31, 1999, Government Money had current and effective yields of 4.25% and 4.34% respectively and Cash Reserves had current and effective yields of 4.80% and 4.91% respectively.*
  Fiscal 1999 saw substantial changes in the money markets. Following the financial crises of last summer/early fall, we began the year with an inverted yield curve. Ninety-day Treasuries yielded 4.25% versus 4.17% for 1-year Treasuries, and 30-day commercial paper yielded 5.15% compared to 4.72% for 270-day commercial paper. As confidence was restored in the markets, the yield curve returned to normal. At the close of fiscal 1999, 90-day Treasuries yielded 4.88% versus 1-year Treasuries yields of 5.44%, and 30-day commercial paper yielded 5.32% compared to 270-day paper yields of 6.06%. In short, investors once again demanded higher yields from longer maturity instruments.
  The only distortion in this mirror image yield curve was Y2K related. Early in the year, investors were willing to give up yield on Treasuries maturing past the perceived Y2K danger period, while they demanded a yield premium on commercial paper with comparable maturities. This anomaly was corrected in the Treasury market, when the Federal Reserve made it clear it would provide the marketplace with whatever liquidity was necessary to protect from any Y2K-related distortions.
  We steadily reduced both portfolios' weighted average maturity (WAM) as interest rates trended higher. By reducing WAM when interest rates were advancing, we were able to roll over shorter maturity securities into higher yielding instruments more quickly. As interest rates stabilized, we extended WAM to enhance portfolio yields.
  At the end of June, we began significantly increasing Cash Reserves' allocation to U.S. Government Agencies and reducing exposure to commercial paper. This was a hedging strategy against the potential for any last minute liquidity squeeze in relation to Y2K. We did not have to give up much yield in exchange for the downside protection offered by more liquid U.S. Agencies, because Agency debt was in such heavy supply that the rates were very competitive. Over the full fiscal year, we also increased our exposure to variable rate securities (variable rate demand notes, funding agreements, and floating rate notes) in response to rising interest rates.
  Looking ahead to fiscal 2000, we can't predict what the stock and bond markets will do. We are confident the Government Money and Cash Reserves portfolios can continue to fulfill their role of providing secure and productive vehicles to preserve and enhance a portion of your assets.
  NEUBERGER BERMAN LIMITED MATURITY BOND FUND During fiscal 1999, we employed several strategies to preserve and enhance assets in a declining bond market. We maintained a relatively short portfolio duration through the end of June to diminish interest rate sensitivity as market interest rates trended higher. Following the Federal Reserve's first rate hike, we gradually extended duration. With interest rates stabilizing during the last three months of this reporting period, performance ultimately benefited from the higher yields achieved by extending portfolio duration.
  We also made changes in sector allocation, most notably substantially increasing our exposure to mortgage-backed securities -- primarily Government National Mortgage Association "Ginnie Mae" bonds. Ginnie Mae's are backed by the full faith and credit of the U.S. Government, but provide a large yield advantage over Treasuries. We began building up our positions in early 1999, and in July, added to our positions when Ginnie Mae's were yielding, in some cases, as much as 200 basis points (2%) more than comparable maturity Treasury Bonds. Mortgage securities generally don't respond well to interest rate volatility. When rates are falling rapidly, increased prepayment risk restrains mortgage bond prices. When rates are rising rapidly, mortgage securities prices are depressed by slower pre-payments, which stretch out the average life of a mortgage security and increase interest rate sensitivity. However, when interest rates remain in a relatively narrow trading range -- as they did in the last several months of fiscal 1999 -- mortgage securities have generally performed quite well. By the end of July, mortgage securities comprised approximately 25% of portfolio assets. The stellar performance of this sector in the last two months of fiscal 1999 made a substantial contribution to the portfolio's total return.
  In May, we reduced our allocation to corporate bonds, which we believed would underperform if and when the Fed hiked rates. In July, we increased our allocation to Treasuries. Following the Fed's first rate hike in June, Treasuries outperformed equal duration corporates for the balance of the reporting period.
  Looking ahead to fiscal 2000, we expect to see a better environment for bonds. We can't be sure of what the Federal Reserve will do over the next six months, but we think the potential for an additional rate hike is already fully discounted in the market. Our sense is that interest rates are close to a peak. Regardless of the short-term outlook for interest rates, nominal yields are now quite attractive and real yields (yield above inflation) are in a range that has historically signaled a good long term buying opportunity.
  NEUBERGER BERMAN HIGH YIELD BOND FUND High-yield bonds performed relatively well through the first eight months of fiscal 1999, but declined sharply from July through late October, before regaining equilibrium in the last week of this reporting period. The high-yield sector's materially higher yields compensated for price erosion and the portfolio was able to post a modest total return for the full fiscal year.
  A heavy new issue calendar resulted in excess supply in the high yield market in the second half of fiscal 1999. New issue inventory was priced to move, putting an additional strain on high-yield bond prices as interest rates trended higher in the summer and early fall. At the same time, liquidity diminished. High-yield mutual funds suffered net redemptions and had little cash to spend. Lower issuance of Collateralized

Bond Obligations (private pools of institutional capital designed to take advantage of the credit scales in the high-yield sector), further reduced liquidity. Also, high-yield dealers responded to the weak market by decreasing trading positions. Finally, the high-yield market was rattled by sharp declines in the bonds of marginal issuers reporting disappointing operating results.
  As high-yield bond prices declined, yields increased. We believe these higher yields are beginning to attract money back into the high-yield sector. The soft high-yield market has also eliminated excesses. New issue calendars are now thinner, helping rebalance supply and demand. Also, issues coming to market are of better quality. This should help restore confidence in high-yield securities.
  We likely will be making some subtle changes in the portfolio in response to changing market conditions. We are focusing our attention on larger, more liquid issues whose prices should remain more stable during periods when market liquidity is constrained. We may also increase our exposure to value oriented opportunities in growth industries like technology and telecommunications.
  Let us give you an example of the kind of high-yield security we find attractive. Recently, we took a position in high-yield bonds issued by Williams Communications Group, Inc (2.1% of total net assets as of 10/31/99). Williams Communications owns and operates a national fiber optic telecommunications network. We believe Williams Communications' business fundamentals will remain quite strong, providing more than adequate support for the bonds. We were able to buy this new issue at a modest discount to par value, providing an 11% yield. It traded up quickly to a premium to par value, a 3.5% capital appreciation boost. Currently, demand for these bonds remains firm, giving us some confidence that they have additional value.
  In fiscal 2000, we look for a more rewarding high-yield market. Barring a recession -- and we think the Fed will be very careful not to jeopardize economic expansion by overly aggressive monetary policy -- we expect corporate cash flows to remain strong enough to support high-yield interest payments. We believe market interest rates will stabilize around current levels, and perhaps, trend down if and when we see more evidence of economic deceleration. This would provide a capital appreciation tailwind for high-yield portfolios.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Funds

 *An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The return on investment in Government Money Fund and Cash Reserves will fluctuate and past performance is no guarantee of future results.

  "Current yield" refers to the income generated by an investment in the funds over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                 (This page has been left blank intentionally.)

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Limited Maturity Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                                           Merrill Lynch
                                Limited Maturity                1-3 Year
                                       Bond Fund       Treasury Index(2)
1 Year                                    +1.98%                  +2.99%
5 Year                                    +5.50%                  +6.39%
10 Year                                   +6.10%                  +6.69%
Life of Fund                              +6.44%                  +7.03%
                                Limited Maturity       Merrill Lynch 1-3
                                       Bond Fund  Year Treasury Index(2)
1989                                     $10,000                 $10,000
1990                                     $10,785                 $10,875
1991                                     $11,960                 $12,101
1992                                     $12,901                 $13,092
1993                                     $13,816                 $13,854
1994                                     $13,833                 $14,019
1995                                     $14,984                 $15,273
1996                                     $15,799                 $16,176
1997                                     $16,899                 $17,225
1998                                     $17,730                 $18,552
1999                                     $18,082                 $19,107

   Neuberger Berman Limited Maturity Bond Fund commenced operations on 6/9/86. Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed .70% per annum of Limited Maturity Bond Fund's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          High Yield Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                          High Yield  Lehman Brothers High
                                           Bond Fund   Yield Bond Index(2)
1 Year                                        +1.86%                +4.34%
Life of Fund                                  +0.08%                -0.27%
                                                           Lehman Brothers
                                                                High Yield
                                High Yield Bond Fund            Bond Index
3/3/98                                       $10,000               $10,000
10/31/98                                      $9,831                $9,541
1999                                         $10,014                $9,956

   Neuberger Berman High Yield Bond Fund commenced operations on 3/3/98. Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse High Yield Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed 1.00% per annum of High Yield Bond Fund's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman Brothers High Yield Bond Index is an unmanaged index considered to be representative of the fixed rate, publicly issued, non-investment grade debt registered with the SEC. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)             MONEY FUND
                                                    -------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    653,867
      Deferred organization costs (Note A)                    --
      Receivable for Trust shares sold                       377
                                                    -------------
                                                         654,244
                                                    -------------
LIABILITIES
      Dividends payable                                       12
      Payable for Trust shares redeemed                      616
      Payable to administrator -- net (Note B)               156
      Accrued expenses                                        83
                                                    -------------
                                                             867
                                                    -------------
NET ASSETS at value                                 $    653,377
                                                    -------------

NET ASSETS consist of:
      Par value                                     $        653
      Paid-in capital in excess of par value             652,724
      Dividends in excess of net investment income            --
      Accumulated net realized losses on
        investment                                            --
      Net unrealized depreciation in value of
        investment                                            --
                                                    -------------
NET ASSETS at value                                 $    653,377
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      653,377
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES        BOND FUND        BOND FUND
                                                    ----------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $  1,105,633     $    228,422    $     24,022
      Deferred organization costs (Note A)                    --               --              48
      Receivable for Trust shares sold                     1,069               26               1
                                                    ----------------------------------------------
                                                       1,106,702          228,448          24,071
                                                    ----------------------------------------------
LIABILITIES
      Dividends payable                                       30              244              77
      Payable for Trust shares redeemed                    2,051            1,006             165
      Payable to administrator -- net (Note B)               262               62               7
      Accrued expenses                                       194               95              16
                                                    ----------------------------------------------
                                                           2,537            1,407             265
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,104,165     $    227,041    $     23,806
                                                    ----------------------------------------------

NET ASSETS consist of:
      Par value                                     $      1,104     $         24    $          3
      Paid-in capital in excess of par value           1,103,087          252,925          27,495
      Dividends in excess of net investment income            --             (105)             --
      Accumulated net realized losses on
        investment                                           (26)         (20,369)         (1,248)
      Net unrealized depreciation in value of
        investment                                            --           (5,434)         (2,444)
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,104,165     $    227,041    $     23,806
                                                    ----------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                    1,104,191           23,872           2,744
                                                    ----------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00            $9.51           $8.68
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                     -----------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $   28,027
                                                     -----------
    Expenses:
      Administration fee (Note B)                         1,621
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --
      Auditing fees                                           9
      Custodian fees                                         10
      Legal fees                                             14
      Registration and filing fees                           34
      Shareholder reports                                    39
      Shareholder servicing agent fees                       96
      Trustees' fees and expenses                            33
      Miscellaneous                                          30
      Expenses from corresponding Portfolio
        (Notes A & B)                                     1,703
                                                     -----------
        Total expenses                                    3,589
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 --
                                                     -----------
        Total net expenses                                3,589
                                                     -----------
        Net investment income                            24,438
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               --
    Net realized loss on financial futures
      contracts                                              --
    Net realized gain on foreign currency
      transactions                                           --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts             --
                                                     -----------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 --
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $   24,438
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1999
----------------------------------------------------------------------
          Income Funds

                                                       CASH      LIMITED MATURITY   HIGH YIELD
                                                     RESERVES       BOND FUND       BOND FUND
                                                    -------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $   54,196     $     17,357    $     2,658
                                                    -------------------------------------------
    Expenses:
      Administration fee (Note B)                        2,845              703             71
      Amortization of deferred organization and
        initial offering expenses (Note A)                  --               --             14
      Auditing fees                                          9                4              5
      Custodian fees                                        10               10             10
      Legal fees                                            16               16             18
      Registration and filing fees                          74               29             23
      Shareholder reports                                   98               49             11
      Shareholder servicing agent fees                     384              224             22
      Trustees' fees and expenses                           52               16              6
      Miscellaneous                                         48               14              2
      Expenses from corresponding Portfolio
        (Notes A & B)                                    2,835              818            192
                                                    -------------------------------------------
        Total expenses                                   6,371            1,883            374
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                --              (58)          (112)
                                                    -------------------------------------------
        Total net expenses                               6,371            1,825            262
                                                    -------------------------------------------
        Net investment income                           47,825           15,532          2,396
                                                    -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities              (4)          (3,201)        (1,200)
    Net realized loss on financial futures
      contracts                                             --             (195)            (6)
    Net realized gain on foreign currency
      transactions                                          --               74             --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts            --           (6,966)          (783)
                                                    -------------------------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                                (4)         (10,288)        (1,989)
                                                    -------------------------------------------
        Net increase in net assets resulting from
          operations                                $   47,821     $      5,244    $       407
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT
                                                  MONEY FUND
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    24,438   $    16,612
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           --            31
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         24,438        16,643
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (24,438)      (16,612)
    Net realized gain on investments              (22)           --
                                          --------------------------
    Total distributions to shareholders       (24,460)      (16,612)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               1,208,139       924,226
    Proceeds received in connection with
      merger (Note D)                              --            --
    Proceeds from reinvestment of
      dividends and distributions              24,307        16,433
    Payments for shares redeemed             (946,644)     (881,250)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                      285,802        59,409
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS         285,780        59,440
NET ASSETS:
    Beginning of year                         367,597       308,157
                                          --------------------------
    End of year                           $   653,377   $   367,597
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                    1,208,139       924,226
    Issued in connection with merger
      (Note D)                                     --            --
    Issued on reinvestment of dividends
      and distributions                        24,307        16,433
    Redeemed                                 (946,644)     (881,250)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                             285,802        59,409
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                     CASH                  LIMITED MATURITY                 HIGH YIELD
                                                   RESERVES                   BOND FUND                      BOND FUND
                                                                                                                   Period from
                                                                                                                  March 3, 1998
                                                     Year                        Year                 Year        (Commencement
                                                    Ended                       Ended                Ended      of Operations) to
                                                 October 31,                 October 31,          October 31,      October 31,
                                              1999          1998          1999          1998          1999            1998
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    47,825   $    39,567   $    15,532   $    17,005   $     2,396      $       895
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           (4)           (4)       (3,322)       (3,885)       (1,206)             (42)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --        (6,966)          186          (783)          (1,661)
                                          ---------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         47,821        39,563         5,244        13,306           407             (808)
                                          ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (47,825)      (39,567)      (15,781)      (16,966)       (2,396)            (895)
    Net realized gain on investments               --            --            --            --            --               --
                                          ---------------------------------------------------------------------------------------
    Total distributions to shareholders       (47,825)      (39,567)      (15,781)      (16,966)       (2,396)            (895)
                                          ---------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               1,564,077     1,612,173        83,283       108,089        18,400           28,413
    Proceeds received in connection with
      merger (Note D)                              --            --            --        44,974            --               --
    Proceeds from reinvestment of
      dividends and distributions              46,947        39,064        12,908        14,489         1,316              460
    Payments for shares redeemed           (1,531,409)   (1,290,742)     (153,837)     (124,074)      (16,511)          (4,580)
                                          ---------------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                       79,615       360,495       (57,646)       43,478         3,205           24,293
                                          ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          79,611       360,491       (68,183)       39,818         1,216           22,590
NET ASSETS:
    Beginning of year                       1,024,554       664,063       295,224       255,406        22,590               --
                                          ---------------------------------------------------------------------------------------
    End of year                           $ 1,104,165   $ 1,024,554   $   227,041   $   295,224   $    23,806      $    22,590
                                          ---------------------------------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                    1,564,077     1,612,173         8,570        10,819         1,956            2,844
    Issued in connection with merger
      (Note D)                                     --            --            --         4,493            --               --
    Issued on reinvestment of dividends
      and distributions                        46,947        39,064         1,331         1,451           142               47
    Redeemed                               (1,531,409)   (1,290,742)      (15,831)      (12,422)       (1,772)            (473)
                                          ---------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              79,615       360,495        (5,930)        4,341           326            2,418
                                          ---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman Cash Reserves ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman High Yield Bond Fund ("High Yield") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of the Trust. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 84.56%, and 100.00%, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively, at
   October 31, 1999). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each of these Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($7,878, $2,998, $6,904, $4,112, and $3,565 expiring in 2002, 2003, 2005, 2006, and 2007, respectively, for Cash Reserves; $533,438, $1,362,347, $5,043,103, $4,309,358, $1,607,920, $517,222,
   $3,229,127, and $3,698,620 expiring in 2000, 2001, 2002, 2003, 2004, 2005,
   2006, and 2007, respectively, for Limited Maturity; and $42,133 and $1,206,076 expiring in 2006 and 2007, respectively, for High Yield, determined as of October 31, 1999), it is the policy of each Fund not to distribute such gains. The capital loss carryforwards shown above for Limited Maturity include $533,438, $1,362,347, $329,262, and $552,290 expiring in
   2000, 2001, 2002, and 2003, respectively, which were acquired on February 27, 1998 in the merger with Neuberger Berman Ultra Short Bond Fund ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year. During the year ended October 31, 1999, $774,663 was reclassified from accumulated net realized losses on investment to paid-in capital for Limited Maturity due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by High Yield in connection with its organization are being amortized on a straight-line basis over a five-year period. At October 31, 1999, the unamortized balance of such expenses amounted to $48,104.

6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Cash Reserves, Limited Maturity, and High Yield for their operating expenses plus their pro rata portion of their corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.65%, 0.70%, and 1.00%, respectively, per annum of their average daily net assets (each an "Expense Limitation"). Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1999, such excess expenses amounted to $53,915 and $111,347, for Limited Maturity and High Yield, respectively. For the year ended October 31, 1999, there was no reimbursement of expenses by Management for Cash Reserves. High Yield has agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation. For the year ended October 31, 1999, High Yield has not reimbursed Management.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $227, $230, $4,292, and $479, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1999, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS         REDUCTIONS
---------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $1,124,520,000    $  864,743,000

CASH RESERVES                                     1,035,872,000     1,010,355,000

LIMITED MATURITY                                     35,168,000       108,899,000

HIGH YIELD                                           13,190,000        12,284,000

NOTE D -- MERGER:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Ultra Short pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 4,492,869 shares of Limited Maturity (valued at $44,973,622) for the 4,723,570 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($44,973,622), including $289,235 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the merger were $251,846,857 and $44,973,622, respectively, resulting in aggregate net assets of $296,820,479 immediately after the merger.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                           Year Ended October 31,
                                              1999       1998       1997       1996       1995
                                             ---------------------------------------------------
Net Asset Value, Beginning of Year           $1.0001    $1.0000    $1.0000    $1.0000    $1.0000
                                             ---------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0406      .0459      .0468      .0464      .0499
    Net Gains or Losses on Securities             --      .0001         --         --         --
                                             ---------------------------------------------------
      Total From Investment Operations         .0406      .0460      .0468      .0464      .0499
                                             ---------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.0406)    (.0459)    (.0468)    (.0464)    (.0499)
    Distributions (from net capital
     gains)                                   (.0001)        --         --         --         --
                                             ---------------------------------------------------
      Total Distributions                     (.0407)    (.0459)    (.0468)    (.0464)    (.0499)
                                             ---------------------------------------------------
Net Asset Value, End of Year                 $1.0000    $1.0001    $1.0000    $1.0000    $1.0000
                                             ---------------------------------------------------
Total Return(2)                                +4.14%     +4.69%     +4.78%     +4.74%     +5.10%
                                             ---------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $ 653.4    $ 367.6    $ 308.2    $ 363.4    $ 308.3
                                             ---------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                               .60%       .64%       .64%       .67%       .65%
                                             ---------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                      .60%       .63%       .63%       .67%       .65%
                                             ---------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                         4.08%      4.61%      4.65%      4.65%      5.00%
                                             ---------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                            Year Ended October 31,
                                               1999        1998       1997       1996       1995
                                             -----------------------------------------------------
Net Asset Value, Beginning of Year           $ 1.0000    $ 1.0000    $1.0000    $1.0000    $1.0000
                                             -----------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .0453       .0499      .0499      .0486      .0529
    Net Gains or Losses on Securities              --          --         --         --         --
                                             -----------------------------------------------------
      Total From Investment Operations          .0453       .0499      .0499      .0486      .0529
                                             -----------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.0453)     (.0499)    (.0499)    (.0486)    (.0529)
                                             -----------------------------------------------------
Net Asset Value, End of Year                 $ 1.0000    $ 1.0000    $1.0000    $1.0000    $1.0000
                                             -----------------------------------------------------
Total Return(2)                                 +4.63%      +5.10%     +5.11%     +4.97%     +5.42%
                                             -----------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $1,104.2    $1,024.6    $ 664.1    $ 482.0    $ 408.9
                                             -----------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                                .61%        .64%       .63%       .66%       .65%
                                             -----------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                    .61%        .63%       .63%       .65%       .65%
                                             -----------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          4.55%       5.00%      4.98%      4.86%      5.30%
                                             -----------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              1999      1998      1997      1996      1995
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $ 9.91    $10.03    $ 9.99    $10.06    $ 9.88
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .59       .60       .63       .60       .62
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.40)     (.12)      .04      (.07)      .18
                                             ----------------------------------------------
      Total From Investment Operations          .19       .48       .67       .53       .80
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.59)     (.60)     (.63)     (.60)     (.62)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $ 9.51    $ 9.91    $10.03    $ 9.99    $10.06
                                             ----------------------------------------------
Total Return(2)                               +1.98%    +4.92%    +6.97%    +5.44%    +8.32%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $227.0    $295.2    $255.4    $245.7    $307.4
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .70%      .71%      .70%      .71%      .70%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                  .70%      .70%      .70%      .70%      .70%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        5.98%     6.03%     6.34%     6.10%     6.21%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                           Period from
                                                                       March 3, 1998(5) to
                                             Year Ended October 31,        October 31,
                                                      1999                    1998
                                             ---------------------------------------------
Net Asset Value, Beginning of Year                   $9.34                    $10.00
                                             ---------------------------------------------
Income From Investment Operations
    Net Investment Income                              .85                       .51
    Net Gains or Losses on Securities
     (both realized and unrealized)                   (.66)                     (.66)
                                             ---------------------------------------------
      Total From Investment Operations                 .19                      (.15)
                                             ---------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                          (.85)                     (.51)
                                             ---------------------------------------------
Net Asset Value, End of Year                         $8.68                    $ 9.34
                                             ---------------------------------------------
Total Return(2)                                      +1.86%                    -1.69%(6)
                                             ---------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                                       $23.8                    $ 22.6
                                             ---------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                                    1.01%                     1.00%(7)
                                             ---------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                        1.01%                     1.00%(7)
                                             ---------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                               9.20%                     8.03%(7)
                                             ---------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Government Money), total return would have been lower if Management had not reimbursed certain expenses.
3) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                  Year Ended
                                                 October 31,
CASH RESERVES                                    1996    1995
-------------------------------------------------------------
Net Expenses                                     .67%    .68%
                                                 ------------

   For the years ended October 31, 1999, 1998, and 1997, there was no reimbursement of expenses by Management for Cash Reserves.

                                                        Year Ended October 31,
LIMITED MATURITY                                 1999    1998    1997    1996    1995
-------------------------------------------------------------------------------------
Net Expenses                                     .72%    .75%    .71%    .71%    .71%
                                                 ------------------------------------

                                                                         Period from
                                                       Year Ended      March 3, 1998 to
                                                       October 31,       October 31,
HIGH YIELD                                                1999               1998
---------------------------------------------------------------------------------------
Net Expenses                                              1.43%             1.65%
                                                      ---------------------------------

5) The date investment operations commenced.
6) Not annualized.
7) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of:
Neuberger Berman Government Money Fund
Neuberger Berman Cash Reserves
Neuberger Berman Limited Maturity Bond Fund and
Neuberger Berman High Yield Bond Fund

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund, and Neuberger Berman High Yield Bond Fund, four of the series constituting the Neuberger Berman Income Funds (the "Trust"), as of October 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger Berman Income Funds at October 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 3, 1999

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1999

--------------------------------------------------------------------------------
          Government Money Portfolio

      Principal                                         Annualized
       Amount                                          Yield at Date      Value(1)
   (000's omitted)                                      of Purchase    (000's omitted)
---------------------                                  -------------   ---------------
                       U.S. TREASURY
                       SECURITIES -- BACKED BY THE
                       FULL FAITH AND CREDIT OF THE
                       U.S. GOVERNMENT (99.3%)
       $ 1,455         U.S. Treasury Bills,
                       due 11/4/99                      4.55-4.77%        $  1,455
        82,330         U.S. Treasury Bills,
                       due 11/12/99                     4.60-4.92%          82,212
         5,000         U.S. Treasury Notes, 7.875%,
                       due 11/15/99                       4.85%              5,006
        82,815         U.S. Treasury Bills,
                       due 11/18/99                     4.60-4.80%          82,634
        15,880         U.S. Treasury Bills,
                       due 11/26/99                     4.92-4.95%          15,827
        53,670         U.S. Treasury Notes, 7.75%,
                       due 11/30/99                     4.68-4.96%          53,790
         5,925         U.S. Treasury Bills,
                       due 12/2/99                        4.84%              5,901
        62,715         U.S. Treasury Bills,
                       due 12/9/99                        4.74%             62,409
        28,620         U.S. Treasury Bills,
                       due 12/16/99                       4.78%             28,453
        21,080         U.S. Treasury Bills,
                       due 12/23/99                     4.69-4.79%          20,938
        50,000         U.S. Treasury Bills,
                       due 12/30/99                     4.82-4.85%          49,614
        32,225         U.S. Treasury Bills,
                       due 1/6/00                       4.78-5.03%          31,938
        10,955         U.S. Treasury Bills,
                       due 1/13/00                      5.00-5.08%          10,846
        80,325         U.S. Treasury Notes, 7.75%,
                       due 1/31/00                      5.02-5.21%          80,825
        11,360         U.S. Treasury Bills,
                       due 2/10/00                      5.04-5.11%          11,204
        16,500         U.S. Treasury Notes, 5.875%,
                       due 2/15/00                      5.15-5.17%          16,533
        10,000         U.S. Treasury Notes, 7.125%,
                       due 2/29/00                        5.13%             10,063
        69,000         U.S. Treasury Notes, 5.50%,
                       due 2/29/00                      5.18-5.21%          69,069
        10,000         U.S. Treasury Notes, 6.875%,
                       due 3/31/00                        5.09%             10,071
           745         U.S. Treasury Bills,
                       due 4/20/00                        5.29%                727
                                                                          --------
                       TOTAL U.S. TREASURY SECURITIES                      649,515
                       Cash, receivables and other
                       assets, less liabilities
                       (0.7%)                                                4,352
                                                                          --------
                       TOTAL NET ASSETS (100.0%)                          $653,867
                                                                          --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

      Principal
       Amount                                                Rating(2)            Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       U.S. TREASURY SECURITIES
                       (1.8%)
      $  5,000         U.S. Treasury Bills, 4.335%,
                       due 11/12/99                      TSY          TSY        $    4,994
        15,000         U.S. Treasury Notes, 5.50%,
                       due 2/29/00                       TSY          TSY            15,014
                                                                                 ----------
                       TOTAL U.S. TREASURY SECURITIES                                20,008
                                                                                 ----------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (12.0%)
       113,795         Freddie Mac, Discount Notes,
                       5.13%-5.20%,
                       due 11/12/99-1/27/00              AGY          AGY           112,839
        20,100         Federal Home Loan Bank, Bonds,
                       4.97%, due 2/16/00                AGY          AGY            20,100
                                                                                 ----------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES                                                   132,939
                                                                                 ----------
                       ASSET-BACKED COMMERCIAL PAPER
                       (2.7%)
        29,500         Asset Securitization
                       Cooperative Corp., 6.0988%,
                       due 3/28/00                       P-1         A-1+            29,500
                                                                                 ----------
                       CORPORATE COMMERCIAL PAPER
                       (63.1%)
        22,700         Grainger (W.W.) Inc., 5.25%,
                       due 11/1/99                       P-1         A-1+            22,700
         8,080         Kellogg Co., 5.28%,
                       due 11/1/99                       P-1         A-1+             8,080
        25,000         National Australia Funding
                       Delaware Inc., 5.31%,
                       due 11/1/99                       P-1         A-1+            25,000
        17,562         Northern Illinois Gas Co.,
                       5.22%, due 11/1/99                P-1         A-1+            17,562
        15,800         Bell Atlantic Network Funding
                       Corp., 5.29%, due 11/3/99         P-1         A-1+            15,795
        15,200         Colonial Pipeline Co., 5.30%,
                       due 11/3/99                       P-1         A-1+            15,196
        19,825         BellSouth Telecommunications,
                       Inc., 5.30%, due 11/4/99          P-1         A-1+            19,816
        30,000         Motorola, Inc., 5.29%,
                       due 11/8/99                       P-1          A-1            29,969
        13,720         Halliburton Co., 5.28%,
                       due 11/9/99                       P-1         A-1+            13,704
        14,600         Campbell Soup Co., 5.26%,
                       due 11/10/99                      P-1         A-1+            14,581
        30,000         MetLife Funding, Inc., 5.30%,
                       due 11/2/99 & 11/10/99            P-1         A-1+            29,972
        25,000         Prudential Funding Corp.,
                       5.20%, due 11/10/99               P-1          A-1            24,967
        35,090         Toyota Motor Credit Corp.,
                       5.22%-5.28%,
                       due 11/1/99-11/10/99              P-1         A-1+            35,051

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
      $ 20,000         Sara Lee Corp., 5.30%,
                       due 11/12/99                      P-1         A-1+        $   19,968
        25,000         Deutsche Bank Financial Inc.,
                       5.29%, due 11/15/99               P-1         A-1+            24,949
        22,200         New York Life Capital Corp.,
                       5.24%, due 11/15/99               P-1         A-1+            22,155
         6,000         Illinois Tool Works, Inc.,
                       5.30%, due 11/16/99               P-1         A-1+             5,987
        30,000         Merrill Lynch & Co., Inc.,
                       5.23% & 5.30%, due 11/4/99 &
                       11/16/99                          P-1         A-1+            29,951
        30,000         Ford Motor Credit Co., 5.26%,
                       due 11/17/99                      P-1          A-1            29,930
        40,000         General Electric Capital
                       Corp., 4.82% & 5.26%,
                       due 11/16/99 & 11/17/99           P-1         A-1+            39,913
        35,000         Abbott Laboratories, 5.25%,
                       due 11/18/99                      P-1         A-1+            34,913
        20,000         ANZ (Delaware) Inc., 5.295%,
                       due 11/22/99                      P-1         A-1+            19,938
        20,000         Swedish Export Credit Corp.,
                       5.25%, due 1/18/00                P-1         A-1+            19,772
        45,000         du Pont (E.I.) de Nemours &
                       Co., 5.29% & 5.67%,
                       due 11/5/99 & 2/10/00             P-1         A-1+            44,591
        31,345         Merck & Co., Inc., 5.25% &
                       5.30%, due 11/1/99 & 2/11/00      P-1         A-1+            30,894
        10,000         Canadian Wheat Board, Canada,
                       5.68%, due 2/14/00                P-1         A-1+             9,834
        20,000         Coca-Cola Co., 5.55%,
                       due 2/15/00                       P-1         A-1+            19,673
        20,000         BellSouth Capital Funding
                       Corp., 5.32%, due 2/16/00         P-1         A-1+            19,684
        15,000         British Telecommunications
                       PLC, 5.70%, due 2/22/00           P-1         A-1+            14,732
        39,155         Morgan Stanley Dean Witter,
                       5.98%, due 2/25/00                P-1          A-1            38,401
                                                                                 ----------
                       TOTAL CORPORATE COMMERCIAL
                       PAPER                                                        697,678
                                                                                 ----------
                       TAXABLE REVENUE BONDS (2.0%)
        11,000         Florida Housing Finance Corp.,
                       Revenue Bonds, Ser. 1999 A,
                       6.00%, due 3/2/00                MIG-1        A-1+            11,000
        11,585         Health Institute of Indiana,
                       Inc., Loan Program Notes,
                       Ser. A, 5.38%, VRDN
                       due 10/1/28                       P-1          A-1            11,585
                                                                                 ----------
                       TOTAL TAXABLE REVENUE BONDS                                   22,585
                                                                                 ----------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1999

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       CERTIFICATES OF DEPOSIT (9.4%)
      $ 15,000         Commerzbank AG, Yankee C.D.,
                       5.085%, due 2/16/00               P-1         A-1+        $   14,998
        30,000         UBS AG Stamford CT, Yankee
                       C.D., 5.29%, due 3/7/00           P-1         A-1+            30,014
         3,500         Canadian Imperial Bank of
                       Commerce, Yankee C.D., 5.18%,
                       due 3/15/00                       P-1         A-1+             3,500
        30,000         National Westminster Bank PLC,
                       Yankee C.D., 5.05% & 5.10%,
                       due 2/9/00 & 4/7/00               P-1         A-1+            30,000
        10,000         Bank of Montreal, Yankee C.D.,
                       5.12%, due 4/10/00                P-1         A-1+             9,999
         5,000         Rabobank Nederland, Yankee
                       C.D., 5.205%, due 5/15/00         P-1         A-1+             4,999
        10,000         Bayerische Hypo-und
                       Vereinsbank AG, Yankee C.D.,
                       5.345%, due 5/24/00               P-1         A-1+             9,997
                                                                                 ----------
                       TOTAL CERTIFICATES OF DEPOSIT                                103,507
                                                                                 ----------
                       CORPORATE DEBT SECURITIES
                       (2.3%)
        25,000         American Express Centurion
                       Bank, Variable Rate Notes,
                       5.50%, due 5/8/00                 P-1          A-1            25,000
                                                                                 ----------
                       FUNDING AGREEMENTS (6.3%)
        30,000         Hartford Life Insurance Co.,
                       Variable Rate Funding
                       Agreement, 5.44%, expiring
                       7/31/00                           P-1          A-1            30,000
        40,000         Travelers Insurance Co.,
                       Variable Rate Funding
                       Agreement, 5.43% & 5.45%,
                       expiring 3/16/00 & 10/27/00       P-1         A-1+            40,000
                                                                                 ----------
                       TOTAL FUNDING AGREEMENTS                                      70,000
                                                                                 ----------
                       TOTAL INVESTMENTS (99.6%)                                  1,101,217
                       Cash, receivables and other
                       assets, less liabilities
                       (0.4%)                                                         4,416
                                                                                 ----------
                       TOTAL NET ASSETS (100.0%)                                 $1,105,633
                                                                                 ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1999

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       U.S. TREASURY SECURITIES
                       (7.6%)
     $    7,750        U.S. Treasury Notes, 5.25%,
                       due 5/15/04                       TSY          TSY         $  7,526
          8,700        U.S. Treasury Notes, 6.50%,
                       due 10/15/06                      TSY          TSY            8,850
          4,371        U.S. Treasury
                       Inflation-Indexed Notes,
                       3.375%, due 1/15/07               TSY          TSY            4,167
                                                                                  --------
                       TOTAL U.S. TREASURY SECURITIES
                       (COST $20,678)                                               20,543
                                                                                  --------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (1.5%)
          4,175        Freddie Mac, Discount Notes,
                       5.16%, due 11/1/99 (COST
                       $4,174)                           AGY          AGY            4,174
                                                                                  --------
                       MORTGAGE-BACKED SECURITIES
                       (30.1%)
          1,480        GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1998-25,
                       Class B3, 6.25%, due 12/25/28     BB(4)                         974(5)
          1,588        PNC Mortgage Securities Corp.,
                       Pass-Through Certificates,
                       Ser. 1999-1, Class 1B4, 6.25%,
                       due 2/25/29                       BB(4)                       1,034(5)
            946        Norwest Asset Securities
                       Corp., Mortgage Pass-Through
                       Certificates, Ser. 1999-13,
                       6.75%, due 5/25/29                BB(4)                         652(5)
          1,110        GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29      BB(4)                         751(5)
            965        Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                      BB(4)                         653(5)
FANNIE MAE
          4,305        Pass-Through Certificates,
                       7.00%, due 9/1/03 & 6/1/11        AGY          AGY            4,329
          5,136        Pass-Through Certificates,
                       6.50%, due 5/1/13                 AGY          AGY            5,046

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
FREDDIE MAC
     $       25        Mortgage Participation
                       Certificates, 10.50%,
                       due 10/1/00 & 12/1/00             AGY          AGY         $     26
            135        Mortgage Participation
                       Certificates, 8.50%,
                       due 10/1/01                       AGY          AGY              138
            122        ARM Certificates, 6.00%,
                       due 1/1/17                        AGY          AGY              122
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
             69        Pass-Through Certificates,
                       7.50%, due 10/15/09-9/15/10       AGY          AGY               70
            113        Pass-Through Certificates,
                       12.00%, due 5/15/12-3/15/15       AGY          AGY              128
         22,191        Pass-Through Certificates,
                       6.50%, due 12/15/28               AGY          AGY           21,223
         34,921        Pass-Through Certificates,
                       7.00%, due 4/15/11-1/15/29        AGY          AGY           34,314
          2,960        Pass-Through Certificates,
                       8.00%, due 11/15/26-7/15/29       AGY          AGY            3,022
          8,700        Pass-Through Certificates,
                       8.00%, TBA, 30 Year Maturity      AGY          AGY            8,890
                                                                                  --------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES
                       (COST $84,272)                                               81,372
                                                                                  --------
                       ASSET-BACKED SECURITIES (7.0%)
          6,500        Ford Credit Auto Loan Master
                       Trust, Auto Loan Certificates,
                       Ser. 1996-1, 5.50%,
                       due 2/15/03                       Aaa          AAA            6,455
            111        Honda Auto Receivables Grantor
                       Trust, Ser. 1997-A, Class A,
                       5.85%, due 2/15/03                Aaa          AAA              110
          5,600        Chase Credit Card Master
                       Trust, Ser. 1997-2, Class A,
                       6.30%, due 4/15/03                Aaa          AAA            5,618
            792        Navistar Financial Owner
                       Trust, Ser. 1996-B,
                       Class A-3, 6.33%, due 4/21/03     Aaa          AAA              794

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
     $    4,720        Chemical Master Credit Card
                       Trust 1, Ser. 1995-2,
                       Class A, 6.23%, due 6/15/03       Aaa          AAA         $  4,727
          1,112        Chevy Chase Auto Receivables
                       Trust, Ser. 1996-2, Class A,
                       5.90%, due 7/15/03                Aaa          AAA            1,110
                                                                                  --------
                       TOTAL ASSET-BACKED SECURITIES
                       (COST $18,905)                                               18,814
                                                                                  --------
                       BANKS & FINANCIAL INSTITUTIONS
                       (16.9%)
          1,300        Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       7.08%, due 5/22/00                 A3           A             1,307
          1,800        International Lease Finance
                       Corp., Notes, 6.625%,
                       due 6/1/00                         A1          A+             1,806
          3,150        Countrywide Funding Corp.,
                       Medium-Term Notes, Ser. A,
                       7.31%, due 8/28/00                 A3           A             3,174
          7,090        Associates Pass-Through Asset
                       Trust, Ser. 1997-1, 6.45%,
                       due 9/15/00                       Aa3          AA-            7,138(5)
          5,000        Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       6.89%, due 10/10/00                A3           A             5,032
          3,600        Countrywide Home Loans, Inc.,
                       Notes, 5.62%, due 10/16/00         A3           A             3,571
          1,725        Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       6.65%, due 11/8/00                 A3           A             1,733
          2,000        NationsBank Corp., Senior
                       Medium-Term Notes, Ser. E,
                       5.70%, due 2/9/01                 Aa2          A+             1,982
          6,600        Capital One Bank, Bank Notes,
                       5.95%, due 2/15/01                Baa2        BBB-            6,512
          4,430        Morgan Stanley, Dean Witter, &
                       Co., Global Medium-Term Notes,
                       Ser. C, 6.09%, due 3/9/01         Aa3          A+             4,401
          6,660        Household Finance Corp.,
                       Senior Medium-Term Notes,
                       6.06%, due 5/14/01                 A2           A             6,585
          1,500        Dime Bancorp, Inc., Notes,
                       7.00%, due 7/25/01                Ba1         BBB-            1,494
          1,000        Bank United Corp., Medium-Term
                       Notes, Ser. A, 8.00%,
                       due 3/15/09                       Ba2         BBB-              950
                                                                                  --------
                       TOTAL BANKS & FINANCIAL
                       INSTITUTIONS
                       (COST $45,950)                                               45,685
                                                                                  --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       CORPORATE DEBT SECURITIES
                       (32.6%)
     $    4,800        Norfolk Southern Corp., Notes,
                       6.70%, due 5/1/00                 Baa1        BBB+         $  4,814
          2,000        American General Finance
                       Corp., Senior Notes, 6.125%,
                       due 9/15/00                        A2          A+             2,002
          2,510        Chesapeake Corp., Notes,
                       10.375%, due 10/1/00              Ba1          BBB            2,595
          1,730        BHP Finance (USA) Ltd.,
                       Guaranteed Notes, 5.625%,
                       due 11/1/00                        A3          A-             1,711
          2,577        Safeway Inc., Notes, 5.75%,
                       due 11/15/00                      Baa2         BBB            2,554
          2,300        General Electric Capital
                       Corp., Global Medium-Term
                       Notes, Ser. A, 5.52%,
                       due 1/15/01                       Aaa          AAA            2,280
          3,325        AT&T Capital Corp., Notes,
                       6.875%, due 1/16/01                A1          BBB            3,333
          2,320        Fort James Corp., Notes,
                       6.234%, due 3/15/01               Baa2         BBB            2,309
          1,780        CMS Energy Corp., Senior
                       Notes, 8.00%, due 7/1/01          Ba3          BB             1,775
          3,300        Telecom Argentina Stet-France
                       SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                        B1         BBB-            3,292(5)
          2,290        Colonial Realty Limited
                       Partnership, Senior Notes,
                       7.50%, due 7/15/01                Baa3        BBB-            2,253
          1,220        USA Waste Services, Inc.,
                       Senior Notes, 6.125%,
                       due 7/15/01                       Ba1          BBB            1,164
          1,325        Cox Communications, Inc.,
                       Notes, 7.00%, due 8/15/01         Baa2        BBB+            1,326
          3,300        Texas Utilities Co., Notes,
                       5.94%, due 10/15/01               Baa3         BBB            3,243
          2,080        Tyco International Ltd.,
                       Notes, 6.50%, due 11/1/01          A3          A-             2,059
          1,923        Marlin Water Trust, Senior
                       Secured Notes, 7.09%,
                       due 12/15/01                      Baa2         BBB            1,896(5)
          2,965        ICI Wilmington Inc.,
                       Guaranteed Notes, 7.50%,
                       due 1/15/02                       Baa1         A-             2,992
          2,835        Black & Decker Corp.,
                       Medium-Term Notes, Ser. A,
                       8.90%, due 1/21/02                Baa2         BBB            2,956
            945        Century Communications Corp.,
                       Senior Notes, 9.75%,
                       due 2/15/02                        B1          BB-              958
            900        Ford Motor Credit Co., Global
                       Bonds, 6.50%, due 2/28/02          A1           A               896

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
     $      900        Comdisco, Senior Notes, 7.25%,
                       due 9/1/02                        Baa1        BBB+         $    894
          3,195        Crown Cork & Seal Co., Inc.,
                       Notes, 7.125%, due 9/1/02         Baa2         BBB            3,171
          2,280        Fort James Corp., Senior
                       Notes, 6.50%, due 9/15/02         Baa2         BBB            2,247
          2,460        Conseco Inc., Notes, 8.50%,
                       due 10/15/02                      Ba1         BBB+            2,468
          1,375        American Standard Inc., Senior
                       Notes, 7.125%, due 2/15/03        Ba3          BB-            1,303
          1,000        Safeway Inc., Medium-Term
                       Notes, 8.57%, due 4/1/03          Baa2         BBB            1,038
          3,360        Stewart Enterprises, Inc.,
                       Notes, 6.40%, due 5/1/03          Baa3         BBB            3,306
             60        Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03               B3           B                58
          2,555        Akzo Nobel Inc., Guaranteed
                       Notes, 6.00%, due 11/15/03         A2           A             2,438(5)
            705        Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                        B3           B               689
          1,740        PDVSA Finance Ltd., Notes,
                       8.75%, due 2/15/04                 A3                         1,701(5)
            660        EOP Operating Limited
                       Partnership, Notes, 6.625%,
                       due 2/15/05                       Baa1        BBB+              625
            975        WestPoint Stevens Inc., Senior
                       Notes, 7.875%, due 6/15/05        Ba3          BB               914
          4,200        Heritage Media Corp., Senior
                       Subordinated Notes, 8.75%,
                       due 2/15/06                        B1          BB+            4,273
            735        Calpine Corp., Senior Notes,
                       7.625%, due 4/15/06               Ba1          BB+              689
            325        Jones Apparel Group, Senior
                       Notes, 7.875%, due 6/15/06        Baa2        BBB-              321(5)
            400        Printpack, Inc., Senior
                       Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06              Caa1          B               374
          2,825        Time Warner Inc., Notes,
                       8.11%, due 8/15/06                Baa3         BBB            2,935
            680        Newport News Shipbuilding
                       Inc., Senior Subordinated
                       Notes, 9.25%, due 12/1/06          B1          B+               699
            910        GFSI Inc., Senior Subordinated
                       Notes, 9.625%, due 3/1/07          B3          B-               689

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
     $      300        French Fragrances, Inc.,
                       Senior Notes, Ser. B,
                       10.375%, due 5/15/07               B2          B+          $    269
          1,685        Owens-Illinois, Inc., Senior
                       Debentures, 8.10%,
                       due 5/15/07                      Ba1(6)      BB+(6)           1,616
            250        Safety Components
                       International, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 7/15/07                        B3          B-               163
            880        HydroChem Industrial Services,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 10.375%,
                       due 8/1/07                        Caa1         B-               767
          2,000        Interpool, Inc., Notes, 7.20%,
                       due 8/1/07                       Ba1(7)      BB+(7)           1,703
            400        NBTY, Inc., Senior
                       Subordinated Notes, Ser. B,
                       8.625%, due 9/15/07                B1          B+               334
          1,000        Thiokol Corp., Senior Notes,
                       6.625%, due 3/1/08                Baa3         BBB              921
            160        APCOA, Inc., Senior
                       Subordinated Notes, 9.25%,
                       due 3/15/08                       Caa1         B-               148
            610        IMPAC Group, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 3/15/08                        B3          B-               546
            470        Trans-Resources, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 3/15/08                        B3          B-               422
            300        Columbus McKinnon Corp.,
                       Senior Subordinated Notes,
                       8.50%, due 4/1/08                  B2           B               272
            160        Great Central Mines Ltd.,
                       Senior Notes, 8.875%,
                       due 4/1/08                        Ba2          BB               142
          1,000        Global Crossing Holdings Ltd.,
                       Senior Notes, 9.625%,
                       due 5/15/08                      Ba2(6)       BB(6)           1,010
            450        Home Products International,
                       Inc., Senior Subordinated
                       Notes, 9.625%, due 5/15/08         B3           B               399
            205        KinderCare Learning Centers,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 9.50%,
                       due 2/15/09                        B3          B-               193
          1,500        Liberty Media Group, Notes,
                       7.875%, due 7/15/09               Baa3        BBB-            1,506(5)
            500        Garden State Newspapers, Inc.,
                       Senior Subordinated Notes,
                       Ser. B, 8.625%, due 7/1/11         B1          B+               450
                                                                                  --------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $90,976)                                    88,101
                                                                                  --------

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       FOREIGN SECURITIES(8) (5.8%)
      CAD 5,665        Canadian Government, 5.00%,
                       due 12/1/00                       Aaa          AAA         $  3,823
     SEK 41,100        Kingdom of Sweden, 13.00%,
                       due 6/15/01                       Aaa          AAA            5,637
     AUD 10,100        Asian Development Bank,
                       5.375%, due 9/15/03               Aaa          AAA            6,140
                                                                                  --------
                       TOTAL FOREIGN SECURITIES (COST
                       $16,055)                                                     15,600
                                                                                  --------
                       TOTAL INVESTMENTS (101.5%)
                       (COST $281,010)                                             274,289(9)
                       Liabilities, less cash,
                       receivables and other assets
                       [(1.5%)]                                                     (4,162)
                                                                                  --------
                       TOTAL NET ASSETS (100.0%)                                  $270,127
                                                                                  --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (6.7%)
       $1,590          Freddie Mac, Discount Notes,
                       5.16%, due 11/1/99                AGY          AGY          $ 1,589
           25          Fannie Mae, Discount Notes,
                       5.21%, due 12/23/99               AGY          AGY               25
                                                                                   -------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES
                       (COST $1,614)                                                 1,614
                                                                                   -------
                       MORTGAGE-BACKED SECURITIES
                       (4.7%)
          425          BA Mortgage Securities, Inc.,
                       Mortgage Pass-Through
                       Certificates, Ser. 1998-6,
                       6.25%, due 12/26/28               BB(4)                         278(5)
          498          GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29      BB(4)                         337(5)
          747          Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                      BB(4)                         505(5)
                                                                                   -------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES (COST $1,147)                                      1,120
                                                                                   -------
                       CORPORATE DEBT SECURITIES
                       (86.0%)
          500          Telecom Argentina Stet-France
                       SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                        B1         BBB-              499(5)
          450          Stone Container Corp., Senior
                       Subordinated Debentures,
                       12.25%, due 4/1/02                 B3          B-               451
           60          Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03               B3           B                58
           60          Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                        B3           B                59
          250          MTS, INC., Senior Subordinated
                       Notes, 9.375%, due 5/1/05          B2           B               174
          210          Lodestar Holdings, Inc.,
                       Senior Notes, 11.50%,
                       due 5/15/05                       Caa2          B               162
          300          Vintage Petroleum, Inc.,
                       Senior Subordinated Notes,
                       9.00%, due 12/15/05                B1          B+               296

                                                                October 31, 1999
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $  340          MTL Inc., Senior Subordinated
                       Notes, 10.00%, due 6/15/06         B3          B-           $   320
          470          Printpack, Inc., Senior
                       Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06              Caa1          B               439
          540          Motors and Gears, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 11/15/06                       B3           B               531
          500          Pen-Tab Industries, Inc.,
                       Senior Subordinated Notes,
                       Ser. B, 10.875%, due 2/1/07        B3          B-               422
          430          Fonda Group, Inc., Senior
                       Subordinated Notes, Ser. B,
                       9.50%, due 3/1/07                  B3          B-               369
           60          GFSI Inc., Senior Subordinated
                       Notes, 9.625%, due 3/1/07          B3          B-                45
          500          Lyondell Chemical Co., Senior
                       Secured Notes, Ser. B, 9.875%,
                       due 5/1/07                        Ba3          BB               494
          120          Doane Pet Care Co., Senior
                       Subordinated Notes, 9.75%,
                       due 5/15/07                        B3          B-               115
          500          French Fragrances, Inc.,
                       Senior Notes, Ser. B,
                       10.375%, due 5/15/07               B2          B+               449
          500          Hedstrom Corp., Senior
                       Subordinated Notes, 10.00%,
                       due 6/1/07                         B3          B-               427
          360          Venture Holdings Trust, Senior
                       Notes, 11.00%, due 6/1/07          B2           B               352(5)
          350          Stena AB, Senior Notes, 8.75%,
                       due 6/15/07                       Ba2          BB               309
          150          Polymer Group, Inc., Senior
                       Subordinated Notes, 9.00%,
                       due 7/1/07                         B2           B               143
          520          Safety Components
                       International, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 7/15/07                        B3          B-               338
           60          HydroChem Industrial Services,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 10.375%,
                       due 8/1/07                        Caa1         B-                52
          125          Southern Foods Group, L.P.,
                       Senior Subordinated Notes,
                       9.875%, due 9/1/07                 B2           B               131
          310          NBTY, Inc., Senior
                       Subordinated Notes, Ser. B,
                       8.625%, due 9/15/07                B1          B+               259

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $   85          K & F Industries, Inc., Senior
                       Subordinated Notes, 9.25%,
                       due 10/15/07                       B3          B-           $    83
          290          Stellex Industries, Inc.,
                       Senior Subordinated Notes,
                       9.50%, due 11/1/07                Caa1         B-               211
           60          United Defense, L.P., Senior
                       Subordinated Notes, 8.75%,
                       due 11/15/07                       B2           B                57
          290          Omnicare, Inc., Convertible
                       Subordinated Debentures,
                       5.00%, due 12/1/07                Ba3         BBB-              183
          110          Amscan Holdings, Inc., Senior
                       Subordinated Notes, 9.875%,
                       due 12/15/07                       B3          B-                88
          250          Fisher Scientific
                       International Inc., Senior
                       Subordinated Notes, 9.00%,
                       due 2/1/08                         B3          B-               236
          540          Brand Scaffold Services, Inc.,
                       Senior Notes, 10.25%,
                       due 2/15/08                        B3          B-               486
          400          Nextel Communications, Inc.,
                       Senior Redeemable Step Up
                       Notes, Yielding 10.926%,
                       due 2/15/08                        B1          B-               284
          300          APCOA, Inc., Senior
                       Subordinated Notes, 9.25%,
                       due 3/15/08                       Caa1         B-               277
           70          IMPAC Group, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 3/15/08                        B3          B-                63
          250          Musicland Group, Inc., Senior
                       Subordinated Notes, 9.875%,
                       due 3/15/08                        B3          B-               211
          520          Trans-Resources, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 3/15/08                        B3          B-               467
          250          AMSC Acquisition Co., Inc.,
                       Senior Notes, Ser. B, 12.25%,
                       due 4/1/08                                                      157(10)
          200          Columbus McKinnon Corp.,
                       Senior Subordinated Notes,
                       8.50%, due 4/1/08                  B2           B               181
          300          Great Central Mines Ltd.,
                       Senior Notes, 8.875%,
                       due 4/1/08                        Ba2          BB               266
          150          Numatics, Inc., Senior
                       Subordinated Notes, 9.625%,
                       due 4/1/08                         B3         CCC+              120
          500          Riverwood International Corp.,
                       Senior Subordinated Notes,
                       10.875%, due 4/1/08               Caa1        CCC+              484

                                                                October 31, 1999
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $  200          Ultrapetrol (Bahamas) Ltd.,
                       First Preferred Ship Mortgage
                       Notes, 10.50%, due 4/1/08          B1          BB-          $   161
          250          Hudson Respiratory Care Inc.,
                       Senior Subordinated Notes,
                       9.125%, due 4/15/08                B3          B-               219
          500          Level 3 Communications, Inc.,
                       Senior Notes, 9.125%,
                       due 5/1/08                         B3           B               462
          320          Sun Healthcare Group, Inc.,
                       Senior Subordinated Notes,
                       9.375%, due 5/1/08                 Ca                            39(5)(11)
          300          Ziff-Davis Inc., Senior
                       Subordinated Notes, 8.50%,
                       due 5/1/08                         B2           B               287
          250          Great Lakes Carbon Corp.,
                       Senior Subordinated Notes,
                       10.25%, due 5/15/08                B3          B-               231
          390          Home Products International,
                       Inc., Senior Subordinated
                       Notes, 9.625%, due 5/15/08         B3           B               346
          300          La Petite Academy, Inc.,
                       Senior Notes, 10.00%,
                       due 5/15/08                        B3          B-               248
          200          Millar Western Forest Products
                       Ltd., Senior Notes, 9.875%,
                       due 5/15/08                        B3          B+               195
          300          Telecommunications Techniques
                       Co., LLC, Senior Subordinated
                       Notes, 9.75%, due 5/15/08          B3          B-               285
          350          Coyne International
                       Enterprises Corp., Senior
                       Subordinated Notes, 11.25%,
                       due 6/1/08                         B3          B-               312
          300          General Binding Corp., Senior
                       Subordinated Notes, 9.375%,
                       due 6/1/08                         B2           B               242
          500          AKI, Inc., Senior Notes,
                       10.50%, due 7/1/08                 B2          B+               481
          300          Aqua-Chem, Inc., Senior
                       Subordinated Notes, 11.25%,
                       due 7/1/08                         B3         CCC+              194
          250          Aurora Foods Inc., Senior
                       Subordinated Notes, 8.75%,
                       due 7/1/08                         B1          B+               237
          340          Marsulex Inc., Senior
                       Subordinated Notes, 9.625%,
                       due 7/1/08                         B2          B+               330
          440          Bell Sports, Inc., Senior
                       Subordinated Notes, 11.00%,
                       due 8/15/08                        B3          B-               441

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $  500          DeCrane Aircraft Holdings,
                       Inc., Senior Subordinated
                       Notes, 12.00%, due 9/30/08        Caa1         B-           $   497
          250          ICN Pharmaceuticals, Inc.,
                       Senior Notes, 8.75%,
                       due 11/15/08                      Ba3          BB               231(5)
          250          True Temper Sports, Inc.,
                       Senior Subordinated Notes,
                       Ser. B, 10.875%, due 12/1/08       B3          B-               234
          250          Bulong Operations Ltd., Senior
                       Secured Notes, 12.50%,
                       due 12/15/08                       B3           B               242
          500          Willis Corroon Corp., Senior
                       Subordinated Notes, 9.00%,
                       due 2/1/09                        Ba3          B+               441
          100          AK Steel Corp., Senior Notes,
                       7.875%, due 2/15/09               Ba2          BB                91
          250          Panolam Industries, Senior
                       Subordinated Notes, 11.50%,
                       due 2/15/09                        B3          B-               256(5)
          500          Diamond Brands Inc., Senior
                       Step Up Debentures, Yielding
                       12.875%, due 4/15/09              Caa1        CCC+               85
          750          TeleCorp PCS, Inc., Senior
                       Subordinated Step Up Notes,
                       Yielding 11.625%, due 4/15/09      B3                           460(5)
          200          Avis Rent A Car, Inc., Senior
                       Subordinated Notes, 11.00%,
                       due 5/1/09                         B2          BB-              207(5)
          400          Dura Operating Corp., Senior
                       Subordinated Notes, 9.00%,
                       due 5/1/09                         B2           B               371
          500          MEDIQ Inc., Senior Step Up
                       Debentures, Yielding 13.00%,
                       due 6/1/09                        Caa1        CCC+               50
          450          Falcon Products, Inc., Senior
                       Subordinated Notes, 11.375%,
                       due 6/15/09                        B3           B               423
          250          PSINet, Senior Notes, 11.00%,
                       due 8/1/09                         B3          B-               256(5)
          250          United Pan-Europe
                       Communications N.V., Senior
                       Notes, 10.875%, due 8/1/09         B2          B-               244(5)
          500          Williams Communications Group,
                       Inc., Senior Notes, 10.875%,
                       due 10/1/09                        B2          BB-              513

                                                                October 31, 1999
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                Rating(2)            Value(3)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $  160          Del Webb Corp., Senior
                       Subordinated Debentures,
                       10.25%, due 2/15/10                B2          B-           $   147
          760          Charter Communications
                       Holdings, LLC, Senior Step Up
                       Notes, Yielding 9.225%,
                       due 4/1/11                         B2          B+               453
                                                                                   -------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $23,080)                                    20,659
                                                                                   -------
                       WARRANTS (0.0%)
          500          DeCrane Aircraft Holdings,
                       Inc.                                                             --
          250          American Mobile Satellite                                         4
          500          MEDIQ Inc.                                                       --
                                                                                   -------
                       TOTAL WARRANTS (COST $0)                                          4
                                                                                   -------
                       TOTAL INVESTMENTS (97.4%)
                       (COST $25,841)                                               23,397(9)
                       Cash, receivables and other
                       assets, less liabilities
                       (2.6%)                                                          626
                                                                                   -------
                       TOTAL NET ASSETS (100.0%)                                   $24,023
                                                                                   -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust
 1) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
 2) Credit ratings are unaudited.
 3) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 4) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 5) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1999, these securities amounted to $22,356,000 or 8.3% of net assets for Neuberger Berman Limited Maturity Bond Portfolio and $3,664,000 or 15.3% of net assets for Neuberger Berman High Yield Bond Portfolio.
 6) Rated BBB- by Duff & Phelps Credit Rating Co.
 7) Rated BBB by Duff & Phelps Credit Rating Co.
 8) Principal amount is stated in the currency in which the security is denominated.
         AUD -- Australian Dollar
         CAD -- Canadian Dollar
         SEK -- Swedish Krona
 9) At October 31, 1999, selected Portfolio information on a U.S. Federal income tax basis was as follows:

                                                        GROSS          GROSS
                                                      UNREALIZED     UNREALIZED   NET UNREALIZED
NEUBERGER BERMAN                         COST        APPRECIATION   DEPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO      $281,083,000      $378,000      $7,172,000     $6,794,000
HIGH YIELD BOND PORTFOLIO              25,841,000       102,000       2,546,000      2,444,000

10) Not rated by a nationally recognized statistical rating organization.
11) Non-income producing security -- in default.

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    -------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    649,515
      Cash                                                     1
      Deferred organization costs (Note A)                    --
      Interest receivable                                  4,538
      Prepaid expenses and other assets                       10
      Receivable for forward foreign currency
        exchange contracts sold (Note C)                      --
      Receivable for securities sold                          --
      Receivable for variation margin (Note A)                --
                                                    -------------
                                                         654,064
                                                    -------------
LIABILITIES
      Payable for securities purchased                        --
      Payable to investment manager (Note B)                 141
      Accrued expenses                                        56
                                                    -------------
                                                             197
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    653,867
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    653,867
      Net unrealized depreciation in value of
        investment securities, financial futures
        contracts, translation of assets and
        liabilities in foreign currencies, and
        foreign currency contracts                            --
                                                    -------------
NET ASSETS                                          $    653,867
                                                    -------------
*Cost of investments                                $    649,515
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES           BOND            BOND
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ----------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $  1,101,217     $    274,289    $     23,397
Cash                                                           7                5               4
Deferred organization costs (Note A)                          --               --               1
Interest receivable                                        4,692            3,637             652
Prepaid expenses and other assets                             16                5               1
Receivable for forward foreign currency exchange
  contracts sold (Note C)                                     --                1              --
Receivable for securities sold                                --           12,287               1
Receivable for variation margin (Note A)                      --              128               6
                                                    ----------------------------------------------
                                                       1,105,932          290,352          24,062
                                                    ----------------------------------------------
LIABILITIES
Payable for securities purchased                              --           20,122              --
Payable to investment manager (Note B)                       226               54               7
Accrued expenses                                              73               49              32
                                                    ----------------------------------------------
                                                             299           20,225              39
                                                    ----------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  1,105,633     $    270,127    $     24,023
                                                    ----------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $  1,105,633     $    276,840    $     26,467
Net unrealized depreciation in value of investment
  securities, financial futures contracts,
  translation of assets and liabilities in foreign
  currencies, and foreign currency contracts                  --           (6,713)         (2,444)
                                                    ----------------------------------------------
NET ASSETS                                          $  1,105,633     $    270,127    $     24,023
                                                    ----------------------------------------------
*Cost of investments                                $  1,101,217     $    281,010    $     25,841
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $   28,027
                                                     -----------
    Expenses:
      Investment management fee (Note B)                  1,479
      Accounting fees                                        10
      Auditing fees                                          26
      Custodian fees (Note B)                               136
      Insurance expense                                       5
      Legal fees                                             13
      Trustees' fees and expenses                            34
                                                     -----------
        Total expenses                                    1,703
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          --
                                                     -----------
        Total net expenses                                1,703
                                                     -----------
        Net investment income                            26,324
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   --
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized gain on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                               --
                                                     -----------
        Net loss on investments                              --
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $   26,324
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

                                                       CASH      LIMITED MATURITY   HIGH YIELD
                                                     RESERVES          BOND            BOND
                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                    -------------------------------------------
INVESTMENT INCOME
    Interest income                                 $   54,196     $     21,042    $     2,658
                                                    -------------------------------------------
    Expenses:
      Investment management fee (Note B)                 2,487              792            100
      Accounting fees                                       10               10             10
      Auditing fees                                         27               23             23
      Custodian fees (Note B)                              225              127             36
      Insurance expense                                      9                4             --
      Legal fees                                            23               16             17
      Trustees' fees and expenses                           54               20              6
                                                    -------------------------------------------
        Total expenses                                   2,835              992            192
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                         --               (5)            (1)
                                                    -------------------------------------------
        Total net expenses                               2,835              987            191
                                                    -------------------------------------------
        Net investment income                           51,361           20,055          2,467
                                                    -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                  (4)          (3,913)        (1,200)
    Net realized loss on financial futures
      contracts (Note A)                                    --             (232)            (6)
    Net realized gain on foreign currency
      transactions (Note A)                                 --              113             --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                              --           (8,500)          (783)
                                                    -------------------------------------------
        Net loss on investments                             (4)         (12,532)        (1,989)
                                                    -------------------------------------------
        Net increase in net assets resulting from
          operations                                $   51,357     $      7,523    $       478
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  GOVERNMENT
                                               MONEY PORTFOLIO
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    26,324   $    17,794
    Net realized gain (loss) on
      investments                                  --            31
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         26,324        17,825
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               1,124,520       829,488
    Additions related to reorganization
      (Note D)                                     --            --
    Reductions                               (864,743)     (787,491)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      259,777        41,997
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS         286,101        59,822
NET ASSETS:
    Beginning of year                         367,766       307,944
                                          --------------------------
    End of year                           $   653,867   $   367,766
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                CASH RESERVES              LIMITED MATURITY                 HIGH YIELD
                                                  PORTFOLIO                 BOND PORTFOLIO                BOND PORTFOLIO
                                                                                                                   Period from
                                                                                                                  March 3, 1998
                                                     Year                        Year                 Year        (Commencement
                                                    Ended                       Ended                Ended      of Operations) to
                                                 October 31,                 October 31,          October 31,      October 31,
                                              1999          1998          1999          1998          1999            1998
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    51,361   $    42,282   $    20,055   $    21,213   $     2,467      $       907
    Net realized gain (loss) on
      investments                                  (4)           (4)       (4,032)       (4,564)       (1,206)             (42)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --        (8,500)          180          (783)          (1,661)
                                          ---------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         51,357        42,278         7,523        16,829           478             (796)
                                          ---------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               1,035,872     1,091,774        44,610        71,026        13,190           25,827
    Additions related to reorganization
      (Note D)                                     --            --            --        54,073            --               --
    Reductions                             (1,010,355)     (771,057)     (138,662)      (78,238)      (12,284)          (2,392)
                                          ---------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       25,517       320,717       (94,052)       46,861           906           23,435
                                          ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          76,874       362,995       (86,529)       63,690         1,384           22,639
NET ASSETS:
    Beginning of year                       1,028,759       665,764       356,656       292,966        22,639               --
                                          ---------------------------------------------------------------------------------------
    End of year                           $ 1,105,633   $ 1,028,759   $   270,127   $   356,656   $    24,023      $    22,639
                                          ---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Portfolio ("Government Money"), Neuberger Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger Berman High Yield Bond Portfolio ("High Yield") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of Managers Trust. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity and High Yield may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and High Yield may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. Neither Portfolio has a specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) ORGANIZATION EXPENSES: Expenses incurred by High Yield in connection with its organization are being amortized on a straight-line basis over a five-year period. At October 31, 1999, the unamortized balance of such expenses amounted to $1,084.
8) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
9) FINANCIAL FUTURES CONTRACTS: Limited Maturity and High Yield may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the year ended October 31, 1999, High Yield had entered into various financial futures contracts. At October 31, 1999, there were no open positions.
      At October 31, 1999, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                        UNREALIZED
    EXPIRATION                 OPEN CONTRACTS              POSITION    APPRECIATION
    -------------------------------------------------------------------------------
    December 1999    256    U.S. Treasury Notes, 5 Year      Long         $6,000

       At October 31, 1999, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL AMOUNT                             SECURITY
-------------------------------------------------------------------------------
   $1,325,000      AT&T Capital Corp., Notes, 6.875%, due 1/16/01

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except High Yield) pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next
$500 million, and 0.15% of average daily net assets in excess of $2 billion. High Yield pays Management a fee for investment management services at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.

   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $227, $230, $5,204, and $479 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                  PURCHASES         SALES
-----------------------------------------------------------------------------
LIMITED MATURITY                                 $305,425,000    $329,249,000
HIGH YIELD                                         19,013,000      15,840,000

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the year ended October 31, 1999, Limited Maturity had entered into various contracts to deliver currencies at specified future dates. At October 31, 1999, open contracts were as follows:

                                                                                                    NET
                                       CONTRACTS     IN EXCHANGE    SETTLEMENT                   UNREALIZED
SALES                                  TO DELIVER        FOR           DATE         VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------
Australian Dollar                      2,700,000     $1,723,167      12/2/99      $1,722,660        $507

NOTE D -- REORGANIZATION:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Neuberger Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger Berman Ultra Short Bond Fund and Neuberger Berman Ultra Short Bond Trust withdrawing their assets from Ultra Short and reinvesting those assets in Limited Maturity. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

                                                           Year Ended October 31,
                                              1999       1998       1997       1996       1995
                                             ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                            .28%       .31%       .30%       .31%       .31%
                                             ---------------------------------------------------
    Net Expenses                                 .28%       .31%       .30%       .31%       .31%
                                             ---------------------------------------------------
    Net Investment Income                       4.39%      4.93%      4.96%      4.99%      5.32%
                                             ---------------------------------------------------
Net Assets, End of Year (in millions)         $653.9     $367.8     $307.9     $362.5     $308.5
                                             ---------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

                                                            Year Ended October 31,
                                               1999        1998       1997       1996      1995
                                             ----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                             .27%        .29%       .29%      .30%       .31%
                                             ----------------------------------------------------
    Net Expenses                                  .27%        .29%       .29%      .30%       .31%
                                             ----------------------------------------------------
    Net Investment Income                        4.88%       5.33%      5.31%     5.20%      5.62%
                                             ----------------------------------------------------
Net Assets, End of Year (in millions)        $1,105.6    $1,028.8     $665.8    $484.0     $409.2
                                             ----------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                           Year Ended October 31,
                                              1999       1998       1997       1996       1995
                                             ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                            .31%       .33%       .33%       .33%       .33%
                                             ---------------------------------------------------
    Net Expenses                                 .31%       .33%       .33%       .33%       .33%
                                             ---------------------------------------------------
    Net Investment Income                       6.35%      6.38%      6.70%      6.45%      6.55%
                                             ---------------------------------------------------
Portfolio Turnover Rate                          102%        44%        89%       169%        88%
                                             ---------------------------------------------------
Net Assets, End of Year (in millions)         $270.1     $356.7     $293.0     $267.3     $319.6
                                             ---------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

                                                                           Period from
                                                                       March 3, 1998(1) to
                                             Year Ended October 31,        October 31,
                                                      1999                    1998
                                             ---------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                   .73%                     .89%(3)
                                             ---------------------------------------------
    Net Expenses                                        .73%                     .89%(3)
                                             ---------------------------------------------
    Net Investment Income                              9.44%                    8.13%(3)
                                             ---------------------------------------------
Portfolio Turnover Rate                                  66%                      16%
                                             ---------------------------------------------
Net Assets, End of Year (in millions)                 $24.0                    $22.6
                                             ---------------------------------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Government Money Portfolio
Neuberger Berman Cash Reserves Portfolio
Neuberger Berman Limited Maturity Bond Portfolio and
Neuberger Berman High Yield Bond Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Government Money Portfolio, Neuberger Berman Cash Reserves Portfolio, Neuberger Berman Limited Maturity Bond Portfolio, and Neuberger Berman High Yield Bond Portfolio, four of the series constituting Income Managers Trust (the "Trust"), as of October 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 3, 1999

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700 or 212-476-8800
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 1999. This information should not be used to complete your tax returns.

                                                   CALIFORNIA,
                                                 CONNECTICUT, AND      MAINE AND      ALL OTHER
NEUBERGER BERMAN                                     NEW YORK        NEW HAMPSHIRE     STATES
-----------------------------------------------------------------------------------------------
GOVERNMENT MONEY FUND                                 100.0%             100.0%         100.0%
CASH RESERVES                                            0.0                0.6            2.8
LIMITED MATURITY BOND FUND                               0.0                5.4            6.4
HIGH YIELD BOND FUND                                     0.0                0.0            2.1

    In January 2000 you will receive information to be used in filing your 1999 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 1999. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            WWW.NBFUNDS.COM







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